Related Party Transactions And Balances - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 CNY (¥) $ / shares	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Mar. 31, 2019 CNY (¥) $ / shares	Mar. 31, 2020 USD ($)	Jul. 18, 2018 CNY (¥) shares	Jul. 18, 2018 $ / shares	Mar. 31, 2018 shares	Jun. 03, 2016 $ / shares shares
Related Party Transaction [Line Items]
Stock options exercised | shares					39,744,025	39,744,025	87,990,491
Stock options exercised, exercise price | $ / shares						$ 0.03		$ 0.01
Stock options exercised, exercise amount							¥ 5,533
Loan, repaid							6,236
Strategic business recources recognized as intangible assets, total fair value					¥ 813,011		¥ 1,001,967	$ 1,001,967	$ 114,819
Mr. Qi Chen
Related Party Transaction [Line Items]
Stock options exercised | shares			87,990,491
Stock options exercised, exercise price | $ / shares				$ 0.01
Loan, principal amount			¥ 6,840	$ 6,840
Stock options exercised, exercise amount			5,533
Stock options exercised, related tax			¥ 1,307
Loan, repaid	¥ 604	¥ 6,236
Convertible Redeemable Series C-3 Preferred Shares
Related Party Transaction [Line Items]
Convertible redeemable Series C-3 preferred shares, issued | shares										157,047,506		29,446,407	29,446,407
Convertible redeemable Series C-3 preferred shares, issued, price per share | $ / shares											$ 1.0188		$ 1.0188
Convertible Redeemable Series C-3 Preferred Shares | Tencent Group
Related Party Transaction [Line Items]
Strategic business recources recognized as intangible assets, total fair value										¥ 1,070,624